UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06373

SIT MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:    June 30, 2014

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds, Inc., is comprised of:

Sit International Growth Fund (Series A)

Sit Balanced Fund (Series B)

Sit Developing Markets Growth Fund (Series C)

Sit Small Cap Growth Fund (Series D)

Sit Dividend Growth Fund (Series G)

Sit Global Dividend Growth Fund (Series H)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Balanced Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 64.2%
Commercial Services - 1.1%
1,100	Equifax, Inc.	82,214
1,950	Robert Half International, Inc.	95,550

		177,764

Communications - 1.8%
850	SBA Communications Corp. *	94,265
3,750	Verizon Communications, Inc.	187,462

		281,727

Consumer Durables - 0.6%
600	Polaris Industries, Inc.	89,874

Consumer Non-Durables - 4.4%
1,475	Michael Kors Holdings, Ltd. *	105,300
1,300	NIKE, Inc.	115,960
2,275	PepsiCo, Inc.	211,780
1,250	Philip Morris International, Inc.	104,250
1,850	Procter & Gamble Co.	154,919

		692,209

Consumer Services - 3.2%
1,350	Starbucks Corp.	101,871
1,150	Time Warner, Inc.	86,492
3,000	Twenty-First Century Fox, Inc.	102,870
975	Visa, Inc.	208,036

		499,269

Electronic Technology - 6.8%
1,350	3D Systems Corp. *	62,600
3,220	Apple, Inc.	324,415
5,100	Applied Materials, Inc.	110,211
1,550	Avago Technologies, Ltd.	134,850
3,000	Ciena Corp. *	50,159
2,425	EMC Corp.	70,956
3,450	Intel Corp.	120,129
275	International Business Machines Corp.	52,203
1,600	Qualcomm, Inc.	119,632
700	Xilinx, Inc.	29,645

		1,074,800

Energy Minerals - 4.1%
1,300	Chevron Corp.	155,116
1,850	Continental Resources, Inc. *	122,988
250	EOG Resources, Inc.	24,755
950	Gulfport Energy Corp. *	50,729
1,425	Marathon Petroleum Corp.	120,655
1,800	Occidental Petroleum Corp.	173,070

		647,313

Finance - 6.7%
500	ACE, Ltd.	52,435
1,500	Ameriprise Financial, Inc.	185,070
1,325	Discover Financial Services	85,317

Quantity	Name of Issuer	Fair Value ($)

1,950	Franklin Resources, Inc.	106,490
760	Goldman Sachs Group, Inc.	139,513
3,525	JPMorgan Chase & Co.	212,346
1,550	Marsh & McLennan Cos., Inc.	81,127
1,900	US Bancorp	79,477
2,300	Wells Fargo & Co.	119,301

		1,061,076

Health Services - 3.2%
1,250	Aetna, Inc.	101,250
755	Express Scripts Holding Co. *	53,326
750	HCA Holdings, Inc. *	52,889
650	McKesson Corp.	126,536
1,875	UnitedHealth Group, Inc.	161,719

		495,720

Health Technology - 9.3%
375	Actavis, PLC *	90,480
425	Alexion Pharmaceuticals, Inc. *	70,474
775	Allergan, Inc.	138,097
1,650	Bristol-Myers Squibb Co.	84,447
1,380	Celgene Corp. *	130,796
1,550	Covidien, PLC	134,090
2,075	Gilead Sciences, Inc. *	220,884
1,350	Johnson & Johnson	143,896
2,450	Medtronic, Inc.	151,778
1,050	Mylan, Inc. *	47,764
125	Regeneron Pharmaceuticals, Inc. *	45,065
1,600	St. Jude Medical, Inc.	96,208
900	Thermo Fisher Scientific, Inc.	109,530

		1,463,509

Industrial Services - 1.1%
250	Helmerich & Payne, Inc.	24,468
1,475	Schlumberger, Ltd.	149,993

		174,461

Process Industries - 1.8%
1,450	Ecolab, Inc.	166,504
1,225	International Paper Co.	58,482
475	Praxair, Inc.	61,275

		286,261

Producer Manufacturing - 5.8%
575	3M Co.	81,466
875	Caterpillar, Inc.	86,651
1,650	Danaher Corp.	125,367
1,000	Delphi Automotive, PLC	61,340
1,500	Emerson Electric Co.	93,870
900	Flowserve Corp.	63,468
1,575	Honeywell International, Inc.	146,664
675	Raytheon Co.	68,594
2,000	Trinity Industries, Inc.	93,440

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Balanced Fund (Continued)

Quantity/ Principal Amount ($)	Name of Issuer	Fair Value ($)

800	United Technologies Corp.	84,480

		905,340

Retail Trade - 4.5%
165	Amazon.com, Inc. *	53,203
2,400	CVS Caremark Corp.	191,016
1,350	Dick’s Sporting Goods, Inc.	59,237
2,125	Home Depot, Inc.	194,948
1,200	Target Corp.	75,216
2,250	TJX Cos., Inc.	133,132

		706,752

Technology Services - 8.3%
1,275	Accenture, PLC	103,683
2,400	Adobe Systems, Inc. *	166,056
925	ANSYS, Inc. *	69,995
2,000	Cognizant Technology Solutions Corp. *	89,540
750	Facebook, Inc. *	59,279
255	Google, Inc. - Class A *	150,045
255	Google, Inc. - Class C *	147,227
1,900	Informatica Corp. *	65,056
4,325	Microsoft Corp.	200,507
2,700	Oracle Corp.	103,356
135	priceline.com, Inc. *	156,408

		1,311,152

Transportation - 1.5%
1,475	Union Pacific Corp.	159,920
800	United Parcel Service, Inc.	78,632

		238,552

Total Common Stocks
(cost: $6,432,431)		10,105,779

Bonds - 32.8%
Asset-Backed Securities - 2.3%
9,747	Bayview Financial Acquisition Trust,
	2006-D 1A2, 5.66%, 12/28/36 [14]	9,747
59,540	Centex Home Equity,
	2004-D AF4, 4.68%, 6/25/32 [14]	61,277
20,668	Citifinancial Mortgage Securities, Inc.,
	2004-1 AF3, 3.77%, 4/25/34 [14]	20,996
44,896	Conseco Finance,
	2001-D M1, 1.50%, 11/15/32 [1]	43,879
12,943	First Franklin Mtge. Loan Asset-Backed Certs.,
	2005-FF2 M2, 0.81%, 3/25/35 [1]	12,929
38,335	Green Tree Financial Corp.,
	1997-7 A6, 6.76%, 7/15/28	39,863
50,000	HouseHold Home Equity Loan Trust,
	2007-2 A4, 0.45%, 7/20/36 [1]	48,964
12,463	Irwin Home Equity Corp.,
	2005-1 M1, 5.42%, 6/25/35 [14]	12,534
27,446	New Century Home Equity Loan Trust,
	2005-A A4W, 5.04%, 8/25/35 [14]	28,578

Principal Amount ($)	Name of Issuer	Fair Value ($)

37,153	RAAC Series,
	2005-SP2 1M1, 0.67%, 5/25/44 [1]	36,664
39,583	Residential Asset Mortgage Products, Inc.,
	2005-RZ3 A3, 0.55%, 9/25/35 [1]	39,441
10,254	Residential Funding Mortgage Securities II, Inc.,
	2003-HI2 A6, 5.26%, 7/25/28 [14]	10,378

		365,250

Collateralized Mortgage Obligations - 5.3%
	Fannie Mae Grantor Trust:
65,381	2004-T1 1A1, 6.00%, 1/25/44	73,449
16,437	2004-T3, 1A3, 7.00%, 2/25/44	18,604
	Fannie Mae REMIC:
23,576	2009-30 AG, 6.50%, 5/25/39	25,549
11,034	2013-28 WD, 6.50%, 5/25/42	12,503
75,072	2012-68 GW, 7.00%, 5/25/31	90,966
10,311	2010-108 AP, 7.00%, 9/25/40	11,443
	Freddie Mac REMIC:
94,921	3.00%, 3/15/32	93,416
77,612	5.33%, 10/15/47 [1]	83,173
21,773	7.00%, 11/15/29	23,936
42,991	7.50%, 6/15/30	49,518
	Government National Mortgage Association:
94,813	2014-69 W, 7.28%, 11/20/34 [1]	109,492
60,055	2005-74 HA, 7.50%, 9/16/35	67,837
	Sequoia Mortgage Trust:
22,590	2013-4 A3, 1.55%, 4/25/43 [1]	21,057
38,598	2013-1 2A1, 1.86%, 2/25/43 [1]	33,955
43,870	2013-3 A2, 2.50%, 3/25/43 [1]	40,938
32,320	2012-4 A2, 3.00%, 9/25/42 [1]	31,204
41,285	Vendee Mortgage Trust,
	2008-1 B, 7.82%, 3/15/25 [1]	47,211

		834,251

Corporate Bonds - 11.8%
63,183	America West Airlines 2000-1 Trust,
	8.06%, 7/2/20	72,029
50,000	American Express Bank FSB,
	6.00%, 9/13/17	56,297
50,000	Assured Guaranty US Holdings, Inc.,
	7.00%, 6/1/34	56,634
75,000	Bank of America Corp.,
	6.40%, 8/28/17	84,367
50,000	Bank One Corp.,
	8.53%, 3/1/19 [14]	61,229
25,000	Coca-Cola Refreshments USA, Inc.,
	7.00%, 10/1/26	32,797
66,989	Doric Nimrod Air Alpha 2013-1 Trust,
	5.25%, 5/30/23	70,506
100,000	Entergy Arkansas, Inc.,
	5.90%, 6/1/33	100,098
100,000	General Electric Co.,
	5.25%, 12/6/17	110,945

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Balanced Fund (Continued)

Principal Amount ($)	Name of Issuer	Fair Value ($)

50,000	Google, Inc.,
	3.63%, 5/19/21	53,144
50,000	HSBC USA, Inc.,
	9.30%, 6/1/21	65,673
50,000	Johnson & Johnson,
	3.38%, 12/5/23	52,216
50,000	Kinder Morgan, Inc.,
	7.00%, 6/15/17	55,125
65,000	Manufacturers & Traders Trust Co.
	(Subordinated),
	5.63%, 12/1/21 [1]	67,438
100,000	Microsoft Corp.,
	5.20%, 6/1/39	114,354
50,000	MUFG Union Bank NA,
	2.63%, 9/26/18	50,831
40,000	Northern States Power Co.,
	7.13%, 7/1/25	52,270
47,743	Northwest Airlines 1999-2 A Trust,
	7.58%, 3/1/19	53,591
20,121	Northwest Airlines 2007-1 A Trust,
	7.03%, 11/1/19	23,063
60,696	Procter & Gamble ESOP,
	9.36%, 1/1/21	75,870
50,000	Southern California Edison Co.,
	5.55%, 1/15/37	60,487
50,000	State Street Corp.,
	7.35%, 6/15/26	65,482
	Target Corp.:
100,000	6.00%, 1/15/18	113,797
25,000	9.88%, 7/1/20	32,849
50,000	Tosco Corp.,
	8.13%, 2/15/30	73,070
25,000	Toyota Motor Credit Corp.,
	0.33%, 9/23/16 [1]	24,965
100,000	United Airlines 2014-2 Class A Trust,
	3.75%, 9/3/26	101,250
21,000	Validus Holdings, Ltd.,
	8.88%, 1/26/40	29,677
46,524	Virgin Australia 2013-1A Trust,
	5.00%, 10/23/23	48,502

		1,858,556

Federal Home Loan Mortgage Corporation - 1.4%
55,088	2.50%, 4/1/27	55,648
30,923	3.00%, 5/1/27	31,573
17,382	6.00%, 10/1/21	18,568
37,670	7.00%, 7/1/32	41,452
8,039	7.00%, 5/1/34	9,199
15,183	7.00%, 11/1/37	16,878
10,152	7.00%, 1/1/39	11,391
19,197	7.50%, 11/1/36	22,827
2,643	8.00%, 9/1/15	2,697

Principal Amount ($)	Name of Issuer	Fair Value ($)

8,348	8.38% 5/17/20	9,070

		219,303

Federal National Mortgage Association - 2.4%
25,013	6.50%, 5/1/36	28,615
58,480	6.63%, 11/1/30	60,119
46,385	6.63%, 1/1/31	47,394
15,800	7.00%, 12/1/32	18,305
33,708	7.00%, 3/1/33	38,402
22,313	7.00%, 12/1/36	26,344
9,822	7.00%, 11/1/38	11,104
16,848	7.50%, 4/1/33	20,422
17,511	7.50%, 11/1/33	21,015
24,844	7.50%, 1/1/34	29,878
8,341	7.50%, 4/1/38	9,803
36,896	8.00%, 2/1/31	45,675
8,621	8.44%, 7/15/26	9,242
6,746	9.50%, 5/1/27	7,982

		374,300

Government National Mortgage Association - 3.1%
267,384	4.50%, 6/15/40	294,061
25,828	7.00%, 12/15/24	28,930
42,457	7.00%, 9/20/38	48,106
34,865	8.00%, 7/15/24	39,301
69,630	8.38%, 3/15/31	72,787

		483,185

Taxable Municipal Securities - 3.1%
85,000	County of St. Clair IL,
	5.40%, 12/30/28	89,546
75,000	Denver Health & Hospital Authority,
	2.95%, 12/1/18	75,403
50,000	Energy Northwest,
	2.15%, 7/1/18	50,808
50,000	Macomb Interceptor Drain Drainage District,
	5.50%, 5/1/30	52,696
50,000	New Hampshire Housing Finance Authority,
	4.00%, 7/1/35	51,986
75,000	Texas St. Pub. Fin. Auth. Charter Sch. Fin. Rev.,
	8.75%, 8/15/27	83,548
80,000	Village Center Community Development District,
	2.79%, 11/1/18	80,165

		484,152

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2014	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Balanced Fund (Continued)

Principal Amount ($)/ Quantity	Name of Issuer	Fair Value ($)

U.S. Government / Federal Agency Securities - 3.0%
	U.S. Treasury Note:
100,000	0.06%, 1/31/16 [1]	100,020
50,000	1.13%, 4/30/20	47,828
50,000	2.00%, 8/31/21	49,324
125,000	2.75%, 11/15/42	114,356
	U.S. Treasury Strips:
100,000	2.85%, 11/15/23 [6]	78,817
150,000	4.22%, 2/15/36 [6]	77,098

		467,443

Foreign Government Bonds - 0.4%
50,000	Province of Saskatchewan, 8.50%, 7/15/22	69,010

Total Bonds
(cost: $5,054,778)		5,155,450

Investment Companies - 1.0%
2,123	Diversified Real Asset Income Fund	37,643
1,300	Nuveen Build America Bond Opportunity Fund	27,559
4,400	Nuveen Build American Bond Term Fund	89,716

Total Investment Companies
(cost: $157,045)		154,918

Total Investments in Securities - 98.0%
(cost: $11,644,254)		15,416,147
Other Assets and Liabilities, net - 2.0%		312,166

Total Net Assets - 100.0%		$15,728,313

*	Non-income producing security.
1	Variable rate security. Rate disclosed is as of September 30, 2014.
6	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.
14	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of September 30, 2014.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC—Public Limited Company

REMIC—Real Estate Mortgage Investment Conduit

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Balanced Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2014 is as follows (see notes to schedule of investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks **	10,105,779	—	—	10,105,779
Asset-Backed Securities	—	365,250	—	365,250
Collateralized Mortgage Obligations	—	834,251	—	834,251
Corporate Bonds	—	1,858,556	—	1,858,556
Federal Home Loan Mortgage Corporation	—	219,303	—	219,303
Federal National Mortgage Association	—	374,300	—	374,300
Government National Mortgage Association	—	483,185	—	483,185
Taxable Municipal Securities	—	484,152	—	484,152
U.S. Government / Federal Agency Securities	—	467,443	—	467,443
Foreign Government Bonds	—	69,010	—	69,010
Investment Companies	154,918	—	—	154,918

Total:	10,260,697	5,155,450	—	15,416,147

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2014	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 96.7%
Commercial Services - 2.8%
105,400	Equifax, Inc.	7,877,596
89,800	Moody’s Corp.	8,486,100
175,700	Nielsen Holdings NV	7,788,781
146,850	Robert Half International, Inc.	7,195,650

		31,348,127

Communications - 2.4%
536,800	Verizon Communications, Inc.	26,834,632

Consumer Durables - 2.1%
98,600	Genuine Parts Co.	8,648,206
122,000	Snap-On, Inc.	14,771,760

		23,419,966

Consumer Non-Durables - 6.8%
67,150	Diageo, PLC, ADR	7,749,110
108,400	JM Smucker Co./The	10,730,516
104,800	NIKE, Inc.	9,348,160
267,300	PepsiCo, Inc.	24,882,957
84,375	Philip Morris International, Inc.	7,036,875
206,800	Procter & Gamble Co.	17,317,432

		77,065,050

Consumer Services - 1.3%
188,900	Time Warner, Inc.	14,207,169

Electronic Technology - 9.2%
181,850	Apple, Inc.	18,321,388
495,800	Applied Materials, Inc.	10,714,238
193,450	Avago Technologies, Ltd.	16,830,150
560,300	Intel Corp.	19,509,646
66,400	International Business Machines Corp.	12,604,712
219,750	Qualcomm, Inc.	16,430,708
223,400	Xilinx, Inc.	9,460,990

		103,871,832

Energy Minerals - 7.5%
237,350	Chevron Corp.	28,320,602
172,600	Devon Energy Corp.	11,767,868
93,275	Marathon Petroleum Corp.	7,897,594
225,525	Occidental Petroleum Corp.	21,684,229
426,800	Suncor Energy, Inc.	15,428,820

		85,099,113

Finance - 14.6%
79,900	ACE, Ltd.	8,379,113
123,192	Ameriprise Financial, Inc.	15,199,429
371,250	Ares Capital Corp.	5,999,400
202,600	Arthur J Gallagher & Co.	9,189,936
205,350	Discover Financial Services	13,222,486
142,700	First Republic Bank	7,046,526
46,075	Goldman Sachs Group, Inc.	8,457,988

Quantity	Name of Issuer	Fair Value ($)

422,225	JPMorgan Chase & Co.	25,434,834
112,650	Macquarie Infrastructure Co., LLC	7,513,755
216,375	Marsh & McLennan Cos., Inc.	11,325,068
138,100	PNC Financial Services Group, Inc.	11,818,598
163,100	T Rowe Price Group, Inc.	12,787,040
322,900	US Bancorp	13,506,907
148,100	Validus Holdings, Ltd.	5,796,634
286,050	XL Group, PLC	9,488,278

		165,165,992

Health Services - 3.1%
101,760	Aetna, Inc.	8,242,560
225,600	Cardinal Health, Inc.	16,901,952
116,200	UnitedHealth Group, Inc.	10,022,250

		35,166,762

Health Technology - 13.2%
241,300	Abbott Laboratories	10,035,667
141,675	Becton Dickinson and Co.	16,124,032
194,850	Bristol-Myers Squibb Co.	9,972,423
98,900	Covidien, PLC	8,555,839
329,500	Johnson & Johnson	35,121,405
341,225	Medtronic, Inc.	21,138,889
321,575	Merck & Co., Inc.	19,062,966
520,200	Pfizer, Inc.	15,382,314
234,300	St. Jude Medical, Inc.	14,088,459

		149,481,994

Industrial Services - 2.9%
108,675	Halliburton Co.	7,010,624
90,950	Helmerich & Payne, Inc.	8,901,276
109,925	Oceaneering International, Inc.	7,163,812
183,400	Republic Services, Inc.	7,156,268
100,700	Seadrill, Ltd.	2,694,732

		32,926,712

Process Industries - 3.2%
223,800	Archer-Daniels-Midland Co.	11,436,180
254,100	International Paper Co.	12,130,734
116,100	LyondellBasell Industries NV	12,615,426

		36,182,340

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Producer Manufacturing - 9.6%
77,125	3M Co.	10,927,070
61,200	Cummins, Inc.	8,077,176
132,050	Delphi Automotive, PLC	8,099,947
180,100	Emerson Electric Co.	11,270,658
277,600	Honeywell International, Inc.	25,850,112
57,750	Lockheed Martin Corp.	10,555,545
51,085	Raytheon Co.	5,191,258
251,375	Tyco International, Ltd.	11,203,784
131,490	United Technologies Corp.	13,885,344
15,065	WW Grainger, Inc.	3,791,107

		108,852,001

Retail Trade - 5.4%
221,075	CVS Caremark Corp.	17,595,359
204,225	Home Depot, Inc.	18,735,602
222,425	Macy’s, Inc.	12,940,686
197,800	TJX Cos., Inc.	11,703,826

		60,975,473

Technology Services - 5.1%
107,925	Accenture, PLC	8,776,461
118,650	Automatic Data Processing, Inc.	9,857,442
661,650	Microsoft Corp.	30,674,094
221,600	Oracle Corp.	8,482,848

		57,790,845

Transportation - 2.7%
99,450	Ryder System, Inc.	8,947,516
123,650	Union Pacific Corp.	13,406,133
88,050	United Parcel Service, Inc.	8,654,434

		31,008,083

Quantity	Name of Issuer	Fair Value ($)

Utilities - 4.8%
300,700	CenterPoint Energy, Inc.	7,358,129
337,400	Kinder Morgan, Inc.	12,935,916
189,100	Laclede Group, Inc.	8,774,240
132,569	NextEra Energy, Inc.	12,445,578
288,325	Wisconsin Energy Corp.	12,397,975

		53,911,838

Total Common Stocks
(cost: $897,343,587)		1,093,307,929

Investment Companies - 1.8%
342,634	Kayne Anderson MLP Investment Co.	13,993,173
141,201	Tortoise Energy Infrastructure Corp.	6,791,768

Total Investment Companies
(cost: $16,801,369)		20,784,941

Total Investments in Securities - 98.5%
(cost: $914,144,956)		1,114,092,870
Other Assets and Liabilities, net - 1.5%		17,217,964

Total Net Assets - 100.0%		$1,131,310,834

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR—American Depositary Receipt

LLC—Limited Liability Company

MLP—Master Limited Partnership

PLC—Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks **	1,093,307,929	—	—	1,093,307,929
Investment Companies	20,784,941	—	—	20,784,941

Total:	1,114,092,870	—	—	1,114,092,870

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2014	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Global Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 97.5%
Asia - 6.1%
Australia - 1.5%
4,300	BHP Billiton, Ltd., ADR	253,184
4,550	Westpac Banking Corp., ADR	127,900

		381,084

China/Hong Kong - 0.9%
4,500	HSBC Holdings, PLC, ADR	228,960

Japan - 2.2%
14,800	Seven & I Holdings Co., Ltd.	574,039

Singapore - 1.5%
4,400	Avago Technologies, Ltd.	382,800

Europe - 33.5%
Belgium - 1.0%
2,200	Anheuser-Busch InBev NV, ADR	243,870

France - 4.4%
5,120	BNP Paribas SA	339,807
13,700	GDF Suez	343,604
4,425	Schlumberger, Ltd.	449,978

		1,133,389

Germany - 2.7%
1,965	Allianz SE	317,215
3,100	Siemens AG	368,877

		686,092

Ireland - 2.0%
2,400	Accenture, PLC	195,168
3,550	Covidien, PLC	307,110

		502,278

Italy - 1.0%
9,665	Azimut Holding SpA	243,300

Netherlands - 2.5%
3,050	LyondellBasell Industries NV	331,413
7,100	Nielsen Holdings NV	314,743

		646,156

Spain - 2.7%
37,500	Banco Bilbao Vizcaya Argentaria SA, ADR	450,000
8,775	Inditex SA	242,224

		692,224

Switzerland - 9.3%
1,900	ACE, Ltd.	199,253
5,360	Adecco SA	362,341
8,150	Nestle SA	598,952
2,450	Roche Holding AG	723,493
235	SGS SA	486,204

		2,370,243

Quantity	Name of Issuer	Fair Value ($)

United Kingdom - 7.9%
83,900	Barclays, PLC	308,598
15,930	Burberry Group, PLC	388,565
5,100	Delphi Automotive, PLC	312,834
5,050	Diageo, PLC, ADR	582,770
96,890	DS Smith, PLC	416,545

		2,009,312

North America - 57.9%
Canada - 1.2%
8,200	Suncor Energy, Inc.	296,430

United States - 56.7%
2,300	3M Co.	325,865
2,000	Ameriprise Financial, Inc.	246,760
4,200	Apple, Inc.	423,150
8,900	Applied Materials, Inc.	192,329
8,400	Arthur J Gallagher & Co.	381,024
2,850	Automatic Data Processing, Inc.	236,778
6,300	Bristol-Myers Squibb Co.	322,434
6,000	Cardinal Health, Inc.	449,520
13,300	CenterPoint Energy, Inc.	325,451
5,400	Chevron Corp.	644,328
4,600	CVS Caremark Corp.	366,114
4,900	Discover Financial Services	315,511
4,175	Emerson Electric Co.	261,272
4,100	Home Depot, Inc.	376,134
4,800	Honeywell International, Inc.	446,976
7,500	Intel Corp.	261,150
1,050	International Business Machines Corp.	199,322
5,400	International Paper Co.	257,796
5,500	Johnson & Johnson	586,245
7,400	JPMorgan Chase & Co.	445,776
6,750	Kinder Morgan, Inc.	258,795
1,825	Lockheed Martin Corp.	333,574
3,000	Marathon Petroleum Corp.	254,010
4,600	Marsh & McLennan Cos., Inc.	240,764
10,100	Medtronic, Inc.	625,695
6,800	Merck & Co., Inc.	403,104
7,200	Microsoft Corp.	333,792
1,950	Moody’s Corp.	184,275
3,300	NIKE, Inc.	294,360
2,500	Occidental Petroleum Corp.	240,375
3,900	PepsiCo, Inc.	363,051
3,100	Philip Morris International, Inc.	258,540
3,650	Procter & Gamble Co.	305,651
3,400	Qualcomm, Inc.	254,218
1,525	Snap-On, Inc.	184,647
4,900	St. Jude Medical, Inc.	294,637
4,225	Time Warner, Inc.	317,762
3,250	TJX Cos., Inc.	192,302
2,400	Union Pacific Corp.	260,208

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Global Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

3,300	United Parcel Service, Inc.	324,357
2,450	United Technologies Corp.	258,720
5,800	US Bancorp	242,614
10,500	Verizon Communications, Inc.	524,895
500	WW Grainger, Inc.	125,825
7,300	Xilinx, Inc.	309,155

		14,449,261

Total Common Stocks
(cost: $22,206,262)		24,839,438

Investment Companies - 1.0%
6,400	Kayne Anderson MLP Investment Co.	261,376

(cost: $193,488)
Total Investments in Securities - 98.5%
(cost: $22,399,750)		25,100,814
Other Assets and Liabilities, net - 1.5%		389,862

Total Net Assets - 100.0%		$25,490,676

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

ADR—American Depositary Receipt

MLP—Master Limited Partnership

PLC—Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	16.0%
Health Technology	12.8
Consumer Non-Durables	10.4
Producer Manufacturing	9.6
Electronic Technology	7.9
Retail Trade	7.4
Energy Minerals	5.6
Commercial Services	5.3
Process Industries	3.9
Utilities	3.6
Technology Services	3.0
Transportation	2.3
Communications	2.1
Industrial Services	1.8
Health Services	1.8
Consumer Durables	1.7
Consumer Services	1.3
Non-Energy Minerals	1.0
Investment Companies	1.0

98.5
Other Assets and Liabilities, net	1.5

100.0%

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2014	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Global Dividend Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks
Australia	381,084	—	—	381,084
Belgium	243,870	—	—	243,870
Canada	296,430	—	—	296,430
China/Hong Kong	228,960	—	—	228,960
France	449,978	683,411	—	1,133,389
Germany	—	686,092	—	686,092
Ireland	502,278	—	—	502,278
Italy	—	243,300	—	243,300
Japan	—	574,039	—	574,039
Netherlands	646,156	—	—	646,156
Singapore	382,800	—	—	382,800
Spain	450,000	242,224	—	692,224
Switzerland	199,253	2,170,990	—	2,370,243
United Kingdom	895,604	1,113,708	—	2,009,312
United States	14,449,261	—	—	14,449,261

	19,125,674	5,713,764	—	24,839,438

Investment Companies	261,376	—	—	261,376

Total:	19,387,050	5,713,764	—	25,100,814

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Small Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 99.1%
Commercial Services - 3.5%
31,500	AMN Healthcare Services, Inc. *	494,550
32,600	Cardtronics, Inc. *	1,147,520
19,400	DigitalGlobe, Inc. *	552,900
41,700	On Assignment, Inc. *	1,119,645

		3,314,615

Communications - 1.3%
10,750	SBA Communications Corp. *	1,192,175

Consumer Durables - 4.1%
13,600	Polaris Industries, Inc.	2,037,144
15,600	Snap-On, Inc.	1,888,848

		3,925,992

Consumer Non-Durables - 2.6%
8,490	G-III Apparel Group, Ltd. *	703,481
47,100	Iconix Brand Group, Inc. *	1,739,874

		2,443,355

Consumer Services - 6.0%
12,100	Buffalo Wild Wings, Inc. *	1,624,667
13,600	Capella Education Co.	851,360
14,300	DeVry Education Group, Inc.	612,183
35,500	Dunkin’ Brands Group, Inc.	1,591,110
30,700	Lions Gate Entertainment Corp.	1,012,179

		5,691,499

Electronic Technology - 7.9%
12,950	3D Systems Corp. *	600,492
55,500	Ciena Corp. *	927,960
5,600	F5 Networks, Inc. *	664,944
45,500	Invensense, Inc. *	897,715
42,400	Skyworks Solutions, Inc.	2,461,320
26,400	Synaptics, Inc. *	1,932,480

		7,484,911

Energy Minerals - 3.4%
14,800	Carrizo Oil & Gas, Inc. *	796,536
26,600	Gulfport Energy Corp. *	1,420,440
23,200	Western Refining, Inc.	974,168

		3,191,144

Finance - 8.2%
9,000	Affiliated Managers Group, Inc. *	1,803,240
33,900	First Republic Bank/CA	1,673,982
13,000	Signature Bank/New York NY *	1,456,780

Quantity	Name of Issuer	Fair Value ($)

14,750	Stifel Financial Corp. *	691,628
30,500	TCF Financial Corp.	473,665
10,900	Texas Capital Bancshares, Inc. *	628,712
25,800	Validus Holdings, Ltd.	1,009,812

		7,737,819

Health Services - 6.4%
26,000	Acadia Healthcare Co., Inc. *	1,261,000
22,600	Advisory Board Co. *	1,052,934
12,200	Air Methods Corp. *	677,710
3,800	Athenahealth, Inc. *	500,422
45,500	Healthcare Services Group, Inc.	1,301,755
10,500	Stericycle, Inc. *	1,223,880

		6,017,701

Health Technology - 11.6%
11,400	Alexion Pharmaceuticals, Inc. *	1,890,348
13,400	Align Technology, Inc. *	692,512
34,300	Cardiovascular Systems, Inc. *	810,509
16,600	Celgene Corp. *	1,573,348
39,000	Celldex Therapeutics, Inc. *	505,440
3,700	Clovis Oncology, Inc. *	167,831
13,600	Cubist Pharmaceuticals, Inc. *	902,224
25,600	Isis Pharmaceuticals, Inc. *	994,048
17,100	PerkinElmer, Inc.	745,560
2,200	Puma Biotechnology, Inc. *	524,854
16,600	Sangamo BioSciences, Inc. *	179,031
17,900	STERIS Corp.	965,884
3,600	Synageva BioPharma Corp. *	247,608
5,600	Techne Corp.	523,880
12,100	Tetraphase Pharmaceuticals, Inc. *	241,395

		10,964,472

Industrial Services - 5.8%
21,000	Atwood Oceanics, Inc. *	917,490
3,800	Core Laboratories NV	556,130
24,600	EMCOR Group, Inc.	983,016
26,200	Tetra Tech, Inc.	654,476
33,200	Tutor Perini Corp. *	876,480
31,800	Waste Connections, Inc.	1,542,936

		5,530,528

Non-Energy Minerals - 0.9%
8,700	Eagle Materials, Inc.	885,921

Process Industries - 1.5%
2,300	CF Industries Holdings, Inc.	642,206
14,900	Scotts Miracle-Gro Co.	819,500

		1,461,706

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2014	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Small Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Producer Manufacturing -12.7%
25,600	AMETEK, Inc.	1,285,376
15,900	CLARCOR, Inc.	1,002,972
14,400	Crane Co.	910,224
19,900	Hexcel Corp. *	790,030
20,100	IDEX Corp.	1,454,637
23,600	ITT Corp.	1,060,584
12,500	Lincoln Electric Holdings, Inc.	864,188
9,800	MSC Industrial Direct Co., Inc.	837,508
10,300	Proto Labs, Inc. *	710,700
9,120	RBC Bearings, Inc.	517,104
17,200	Rexnord Corp. *	489,340
24,300	Trimble Navigation, Ltd. *	741,150
17,200	Wabtec Corp.	1,393,888

		12,057,701

Retail Trade - 3.3%
10,900	Casey’s General Stores, Inc.	781,530
30,300	Dick’s Sporting Goods, Inc.	1,329,564
8,200	Ulta Salon Cosmetics & Fragrance, Inc. *	968,994

		3,080,088

Technology Services - 13.5%
15,700	ANSYS, Inc. *	1,188,019
21,100	Aspen Technology, Inc. *	795,892
16,300	CommVault Systems, Inc. *	821,520
12,700	comScore, Inc. *	462,407
17,300	Concur Technologies, Inc. *	2,193,986
17,100	Dealertrack Technologies, Inc. *	742,311
28,400	Informatica Corp. *	972,416
28,900	Manhattan Associates, Inc. *	965,838
20,100	Solera Holdings, Inc.	1,132,836

Quantity	Name of Issuer	Fair Value ($)

18,000	Syntel, Inc. *	1,582,920
13,500	Ultimate Software Group, Inc. *	1,910,385

		12,768,530

Transportation - 4.5%
21,400	Alaska Air Group, Inc.	931,756
38,100	Knight Transportation, Inc.	1,043,559
14,700	Ryder System, Inc.	1,322,559
47,500	Swift Transportation Co. *	996,550

		4,294,424

Utilities - 1.9%
30,200	GasLog, Ltd.	664,702
18,900	ITC Holdings Corp.	673,407
10,100	Laclede Group, Inc.	468,640

		1,806,749

Total Common Stocks
(cost: $64,380,087)		93,849,330

Total Investments in Securities - 99.1%
(cost: $64,380,087)		93,849,330
Other Assets and Liabilities, net - 0.9%		897,823

Total Net Assets - 100.0%		$94,747,153

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks **	93,849,330	—	—	93,849,330

Total:	93,849,330	—	—	93,849,330

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit International Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 97.3%
Africa/Middle East - 1.6%
South Africa - 1.6%
7,580	MTN Group, Ltd.	159,811
3,900	Sasol, Ltd., ADR	212,511

		372,322

Asia - 24.0%
Australia - 4.0%
7,575	Australia & New Zealand Banking Group, Ltd.	204,769
13,740	BHP Billiton, Ltd.	404,966
10,100	Westpac Banking Corp., ADR	283,911

		893,646

China/Hong Kong - 4.1%
200	Alibaba Group Holding, Ltd., ADR *	17,770
7,700	Hong Kong Exchanges & Clearing, Ltd.	165,733
22,150	HSBC Holdings, PLC	225,460
27,000	Hutchison Whampoa, Ltd.	326,392
13,000	Tencent Holdings, Ltd.	193,459

		928,814

Japan - 12.4%
13,000	Ajinomoto Co., Inc.	216,190
14,900	Asics Corp.	336,050
3,800	Astellas Pharma, Inc.	56,580
30,000	Daicel Corp.	324,668
6,800	Honda Motor Co., Ltd.	233,307
16,400	Inpex Corp.	231,864
5,000	Makita Corp.	282,459
13,100	Seven & I Holdings Co., Ltd.	508,102
900	SMC Corp.	248,167
1,700	Softbank Corp.	118,743
5,700	Sumitomo Mitsui Financial Group, Inc.	232,244

		2,788,374

Singapore - 2.3%
3,900	Avago Technologies, Ltd.	339,300
80,000	OSIM International, Ltd.	164,861

		504,161

South Korea - 1.2%
205	Samsung Electronics Co., Ltd., GDR	114,409
3,550	Shinhan Financial Group Co., Ltd.	163,430

		277,839

Europe - 71.0%
Belgium - 1.3%
2,525	Anheuser-Busch InBev NV, ADR	279,896

Denmark - 2.8%
15,600	GN Store Nord A/S	343,400
6,070	Novo Nordisk A/S	289,004

		632,404

Quantity	Name of Issuer	Fair Value ($)

France - 9.5%
6,800	BNP Paribas SA	451,306
4,630	Dassault Systemes SA	297,427
875	Eurofins Scientific SE	226,392
11,200	GDF Suez	280,903
4,310	Ingenico	440,161
4,350	Schlumberger, Ltd.	442,352

		2,138,541

Germany - 7.3%
2,435	Allianz SE	393,089
1,660	Linde AG	317,741
4,800	Norma Group SE	200,029
995	Rational AG	295,742
3,650	Siemens AG	434,323

		1,640,924

Ireland - 3.8%
1,650	Actavis, PLC *	398,112
5,150	Covidien, PLC	445,526

		843,638

Italy - 1.5%
13,050	Azimut Holding SpA	328,512

Netherlands - 7.4%
2,150	ASML Holding NV	212,463
3,635	Gemalto NV	333,765
31,950	ING Groep NV *	454,147
3,075	LyondellBasell Industries NV	334,130
7,500	Nielsen NV	332,475

		1,666,980

Spain - 5.0%
38,300	Banco Bilbao Vizcaya Argentaria SA, ADR	459,600
9,500	Grifols SA, ADR	333,735
11,700	Inditex SA	322,965

		1,116,300

Switzerland - 13.9%
5,670	Adecco SA	383,297
9,995	Credit Suisse Group AG, ADR	276,262
9,925	Nestle SA	729,398
5,275	Novartis AG	496,738
1,915	Roche Holding AG	565,505
239	SGS SA	494,480
360	Swatch Group AG	170,603

		3,116,283

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2014	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit International Growth Fund (Continued)

United Kingdom - 18.5%
107,200	Barclays, PLC	394,299
11,680	Bellway, PLC	295,216
9,910	British American Tobacco, PLC	558,431
13,570	Burberry Group, PLC	331,000
5,300	Delphi Automotive, PLC	325,102
6,275	Diageo, PLC, ADR	724,135
101,880	DS Smith, PLC	437,998
24,700	Essentra, PLC	318,318
3,440	Reckitt Benckiser Group, PLC	297,412
3,500	Royal Dutch Shell, PLC, ADR	266,455
2,700	Royal Dutch Shell, PLC, ADR	213,624

		4,161,990

North America - 0.7%
Bermuda - 0.7%
6,800	GasLog, Ltd.	149,668

Total Common Stocks
(cost: $19,088,312)		21,840,292

Investment Companies - 1.0%
7,300	iShares MSCI India ETF	221,628

(cost: $218,794)
Total Investments in Securities - 98.3%
(cost: $19,307,106)		22,061,920
Other Assets and Liabilities, net - 1.7%		377,994

Total Net Assets - 100.0%		$22,439,914

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

PLC—Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	18.0%
Consumer Non-Durables	14.7
Health Technology	13.1
Producer Manufacturing	10.5
Commercial Services	7.8
Electronic Technology	6.4
Process Industries	6.3
Energy Minerals	4.1
Retail Trade	3.8
Consumer Durables	3.5
Technology Services	2.2
Industrial Services	2.0
Utilities	1.9
Non-Energy Minerals	1.8
Communications	1.2
Investment Companies	1.0

98.3
Other Assets and Liabilities, net	1.7

100.0%

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks
Australia	283,911	609,735	—	893,646
Belgium	279,896	—	—	279,896
Bermuda	149,668	—	—	149,668
China/Hong Kong	17,770	911,044	—	928,814
Denmark	—	632,404	—	632,404
France	442,352	1,696,189	—	2,138,541
Germany	—	1,640,924	—	1,640,924
Ireland	843,638	—	—	843,638
Italy	—	328,512	—	328,512
Japan	56,580	2,731,794	—	2,788,374
Netherlands	879,068	787,912	—	1,666,980
Singapore	339,300	164,861	—	504,161
South Africa	212,511	159,811	—	372,322
South Korea	114,409	163,430	—	277,839
Spain	793,335	322,965	—	1,116,300
Switzerland	276,262	2,840,021	—	3,116,283
United Kingdom	1,529,316	2,632,674	—	4,161,990
Investment Companies	221,628	—	—	221,628

Total:	6,439,644	15,622,276	—	22,061,920

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2014	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Developing Markets Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 97.4%
Africa/Middle East - 10.1%
Israel - 1.1%
2,800	NICE Systems, Ltd., ADR	114,212

South Africa - 9.0%
6,410	Bidvest Group, Ltd.	162,196
9,850	MTN Group, Ltd.	207,670
3,075	Naspers, Ltd.	336,785
4,300	Sasol, Ltd., ADR	234,307

		940,958

Asia - 66.0%
Australia - 3.0%
3,950	BHP Billiton, Ltd., ADR	232,576
1,625	Rio Tinto, Ltd.	84,624

		317,200

China/Hong Kong - 27.4%
100	Alibaba Group Holding, Ltd., ADR *	8,885
2,800	Bitauto Holdings, Ltd., ADR *	218,400
5,700	China Life Insurance Co., Ltd., ADR	237,690
45,000	China Mengniu Dairy Co., Ltd.	185,179
2,200	China Mobile, Ltd., ADR	129,250
80,000	China Oilfield Services, Ltd.	210,776
389,500	China ZhengTong Auto Services, Ltd.	227,374
1,650	CNOOC, Ltd., ADR	284,691
34,000	ENN Energy Holdings, Ltd.	222,449
21,500	Hengan International Group Co., Ltd.	211,512
3,900	JD.com, Inc., ADR *	100,698
7,200	New Oriental Education & Tech. Group, ADR *	167,040
52,000	PetroChina Co., Ltd.	66,646
725	PetroChina Co., Ltd., ADR	93,170
33,000	Tencent Holdings, Ltd.	491,088

		2,854,848

India - 4.3%
5,200	ICICI Bank, Ltd., ADR	255,320
4,350	Tata Motors, Ltd., ADR	190,138

		445,458

Indonesia - 2.2%
398,500	Astra International Tbk PT	230,260

Malaysia - 1.0%
5,100	British American Tobacco Malaysia	109,443

Singapore - 2.7%
11,000	DBS Group Holdings, Ltd.	158,648
62,000	OSIM International, Ltd.	127,767

		286,415

Quantity	Name of Issuer	Fair Value ($)

South Korea - 14.3%
11,685	Cheil Worldwide, Inc. *	247,308
570	E-Mart Co., Ltd.	124,554
625	Hyundai Motor Co.	112,608
4,787	Industrial Bank of Korea	72,179
1,100	POSCO, ADR	83,490
385	Samsung Electronics Co., Ltd.	431,203
9,100	Shinhan Financial Group Co., Ltd.	418,933

		1,490,275

Taiwan - 5.7%
82,086	Cathay Financial Holding Co., Ltd.	133,421
30,520	Hon Hai Precision Industry Co., Ltd., GDR	190,140
67,482	Taiwan Semiconductor Co.	268,655

		592,216

Thailand - 2.9%
14,000	Advanced Info Service PCL	97,073
31,800	Bangkok Bank PCL	205,656

		302,729

Turkey - 2.5%
7,500	BIM Birlesik Magazalar A/S	157,014
13,300	Tav Havalimanlari Holding A/S	106,784

		263,798

Europe - 0.8%
Russia - 0.8%
11,600	Gazprom OAO, ADR	81,354

Latin America - 20.5%
Brazil - 17.0%
53,700	Ambev SA, ADR	351,735
18,901	Banco Bradesco SA	270,258
5,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	218,050
10,250	Embraer SA, ADR	402,005
15,800	Petrobras	117,479
20,500	Qualicorp SA *	202,843
5,350	Telefonica Brasil SA, ADR	105,288
10,200	Vale SA, ADR	112,302

		1,779,960

Chile - 1.3%
5,950	Banco Santander Chile, ADR	131,441

Mexico - 1.1%
3,300	Grupo Televisa SA, ADR	111,804

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Developing Markets Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Peru - 1.1%
3,800	Southern Copper Corp.	112,673

Total Common Stocks
(cost: $7,785,319)		10,165,044

Investment Companies - 1.6%
5,400	iShares MSCI India ETF	163,944

(cost: $158,912)

Total Investments in Securities - 99.0%
(cost: $7,944,231)		10,328,988
Other Assets and Liabilities, net - 1.0%		107,316

Total Net Assets - 100.0%		$10,436,304

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	18.1%
Electronic Technology	9.6
Consumer Non-Durables	9.4
Energy Minerals	8.4
Consumer Services	7.5
Technology Services	6.8
Producer Manufacturing	6.1
Non-Energy Minerals	6.0
Retail Trade	5.8
Communications	5.2
Consumer Durables	5.1
Commercial Services	2.4
Utilities	2.1
Industrial Services	2.0
Health Services	1.9
Transportation	1.0
Investment Companies	1.6

99.0
Other Assets and Liabilities, net	1.0

100.0%

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2014	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks
Australia	232,576	84,624	—	317,200
Brazil	1,779,960	—	—	1,779,960
Chile	131,441	—	—	131,441
China/Hong Kong	1,239,824	1,615,024	—	2,854,848
India	445,458	—	—	445,458
Indonesia	—	230,260	—	230,260
Israel	114,212	—	—	114,212
Malaysia	—	109,443	—	109,443
Mexico	111,804	—	—	111,804
Peru	112,673	—	—	112,673
Russia	—	81,354	—	81,354
Singapore	—	286,415	—	286,415
South Africa	234,307	706,651	—	940,958
South Korea	83,490	1,406,785	—	1,490,275
Taiwan	190,140	402,076	—	592,216
Thailand	—	302,729	—	302,729
Turkey	—	263,798	—	263,798
Investment Companies	163,944	—	—	163,944

Total:	4,839,829	5,489,159	—	10,328,988

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
18

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events ocurring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•  Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of September 30, 2014 is included with the Funds’ schedule of investments.

Foreign Currency Translations

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. E.S.T).

At September 30, 2014, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

19

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014 (Continued)

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis

Balanced	$3,875,710	$(103,817)	$3,771,893	$11,644,254
Dividend Growth	207,165,092	(7,217,178)	199,947,914	914,144,956
Global Dividend Growth	3,265,455	(564,391)	2,701,064	22,399,750
Small Cap Growth	31,902,445	(2,433,202)	29,469,243	64,380,087
International Growth	3,934,185	(1,179,371)	2,754,814	19,307,106
Developing Markets Growth	2,967,947	(583,190)	2,384,757	7,944,231

20

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	November 03, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	November 03, 2014

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	November 03, 2014